UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2009

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

7/31/09
Quarterly portfolio holdings

SSW
S
NNE

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.5%
MFS Core Growth Fund - Class I	39,721	$570,760
MFS Diversified Target Return Fund - Class I	68,389	571,048
MFS Emerging Markets Debt Fund - Class I	65,068	854,349
MFS Global Real Estate Fund - Class I (a)	18,528	297,931
MFS Government Securities Fund - Class I	281,952	2,827,980
MFS High Income Fund - Class I	292,371	865,419
MFS Inflation-Adjusted Bond Fund - Class I	290,990	2,831,330
MFS International Growth Fund - Class I	14,277	292,966
MFS International Value Fund - Class I	13,389	290,003
MFS Limited Maturity Fund - Class I	934,093	5,660,606
MFS Mid Cap Growth Fund - Class I (a)	140,509	879,589
MFS Mid Cap Value Fund - Class I	97,575	883,055
MFS New Discovery Fund - Class I (a)	36,921	598,856
MFS Research Bond Fund - Class I	736,242	7,126,821
MFS Research Fund - Class I	133,137	2,630,796
MFS Research International Fund - Class I	68,126	880,869
MFS Value Fund - Class I	30,218	570,525

Total Mutual Funds		$28,632,903

Repurchase Agreements – 0.2%
Goldman Sachs, 0.20%, dated 7/31/09, due 8/03/09, total to be received $49,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $49,980 in a jointly traded account)	$49,000	$49,000

Total Investments		$28,681,903

Other Assets, Less Liabilities – 0.3%		100,505

Net Assets – 100.0%		$28,782,408

(a)	Non-income producing security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,632,903	$—	$—	$28,632,903
Short Term Securities	—	49,000	—	49,000

Total Investments	$28,632,903	$49,000	$—	$28,681,903

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$27,400,488

Gross unrealized appreciation	$2,284,131
Gross unrealized depreciation	(1,002,716)

Net unrealized appreciation (depreciation)	$1,281,415

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	32,601	7,360	(240)	39,721
MFS Diversified Target Return Fund	56,425	12,206	(242)	68,389
MFS Emerging Markets Debt Fund	52,538	12,894	(364)	65,068
MFS Global Real Estate Fund	16,445	2,646	(563)	18,528
MFS Government Securities Fund	209,004	74,905	(1,957)	281,952
MFS High Income Fund	248,694	46,523	(2,846)	292,371
MFS Inflation-Adjusted Bond Fund	217,037	75,067	(1,114)	290,990
MFS International Growth Fund	12,939	1,618	(280)	14,277
MFS International Value Fund	12,078	1,578	(267)	13,389
MFS Limited Maturity Fund	717,177	223,577	(6,661)	934,093
MFS Mid Cap Growth Fund	117,813	23,685	(989)	140,509
MFS Mid Cap Value Fund	82,206	15,925	(556)	97,575
MFS New Discovery Fund	32,305	5,091	(475)	36,921
MFS Research Bond Fund	586,886	156,918	(7,562)	736,242
MFS Research Fund	111,658	22,413	(934)	133,137
MFS Research International Fund	61,451	8,155	(1,480)	68,126
MFS Value Fund	25,534	4,948	(264)	30,218

3

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/09 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$14	$—	$—	$570,760
MFS Diversified Target Return Fund	3	—	—	571,048
MFS Emerging Markets Debt Fund	2	—	11,684	854,349
MFS Global Real Estate Fund	407	—	—	297,931
MFS Government Securities Fund	174	—	26,259	2,827,980
MFS High Income Fund	29	—	17,109	865,419
MFS Inflation-Adjusted Bond Fund	(972)	—	15,932	2,831,330
MFS International Growth Fund	566	—	—	292,966
MFS International Value Fund	569	—	—	290,003
MFS Limited Maturity Fund	(2,645)	—	55,186	5,660,606
MFS Mid Cap Growth Fund	151	—	—	879,589
MFS Mid Cap Value Fund	119	—	—	883,055
MFS New Discovery Fund	560	—	—	598,856
MFS Research Bond Fund	(4,933)	—	85,808	7,126,821
MFS Research Fund	(7,394)	—	—	2,630,796
MFS Research International Fund	2,021	—	—	880,869
MFS Value Fund	160	—	2,814	570,525

Total	$(11,169)	$—	$214,792	$28,632,903

4

MFS® Lifetime® 2010 Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	73,013	$1,049,184
MFS Diversified Target Return Fund - Class I	83,758	699,376
MFS Emerging Markets Debt Fund - Class I	91,477	1,201,094
MFS Global Real Estate Fund - Class I	22,819	366,927
MFS Government Securities Fund - Class I	337,587	3,385,993
MFS High Income Fund - Class I	415,975	1,231,287
MFS Inflation-Adjusted Bond Fund - Class I	347,669	3,382,822
MFS International Growth Fund - Class I	21,882	449,026
MFS International Value Fund - Class I	20,509	444,228
MFS Limited Maturity Fund - Class I	987,016	5,981,318
MFS Mid Cap Growth Fund - Class I	186,842	1,169,629
MFS Mid Cap Value Fund - Class I	129,940	1,175,961
MFS New Discovery Fund - Class I	45,141	732,194
MFS Research Bond Fund - Class I	845,767	8,187,023
MFS Research Fund - Class I	155,217	3,067,085
MFS Research International Fund - Class I	90,587	1,171,289
MFS Value Fund - Class I	55,529	1,048,393

Total Mutual Funds		$34,742,829

Repurchase Agreements – 0.1%
Goldman Sachs, 0.20%, dated 07/31/09, due 08/03/09, total to be received $23,000.38 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $23,460 in a jointly traded account)	$23,000	$23,000

Total Investments		$34,765,829

Other Assets, Less Liabilities – 0.1%		34,661

Net Assets – 100.0%		$34,800,490

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$23,000	$—	$23,000
Mutual Funds	34,742,829	—	—	34,742,829

Total Investments	$34,742,829	$23,000	$—	$34,765,829

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/09 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$33,790,921

Gross unrealized appreciation	$2,781,808
Gross unrealized depreciation	(1,806,900)

Net unrealized appreciation (depreciation)	$974,908

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	74,186	2,017	(3,190)	73,013
MFS Diversified Target Return Fund	82,390	3,620	(2,252)	83,758
MFS Emerging Markets Debt Fund	91,348	2,916	(2,787)	91,477
MFS Global Real Estate Fund	24,718	566	(2,465)	22,819
MFS Government Securities Fund	305,589	36,566	(4,568)	337,587
MFS High Income Fund	432,708	11,829	(28,562)	415,975
MFS Inflation-Adjusted Bond Fund	317,968	37,420	(7,719)	347,669
MFS International Growth Fund	24,135	225	(2,478)	21,882
MFS International Value Fund	22,451	181	(2,123)	20,509
MFS Limited Maturity Fund	900,222	95,995	(9,201)	987,016
MFS Mid Cap Growth Fund	188,457	6,116	(7,731)	186,842
MFS Mid Cap Value Fund	132,218	3,874	(6,152)	129,940
MFS New Discovery Fund	47,724	1,810	(4,393)	45,141
MFS Research Bond Fund	811,130	51,300	(16,663)	845,767
MFS Research Fund	152,523	6,831	(4,137)	155,217
MFS Research International Fund	97,710	1,570	(8,693)	90,587
MFS Value Fund	58,372	929	(3,772)	55,529

3

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/09 - continued

Transactions in Underlying Funds-Affiliated Issuers – continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(20,799)	$—	$—	$1,049,184
MFS Diversified Target Return Fund	804	—	—	699,376
MFS Emerging Markets Debt Fund	951	—	18,432	1,201,094
MFS Global Real Estate Fund	10,101	—	—	366,927
MFS Government Securities Fund	718	—	35,112	3,385,993
MFS High Income Fund	7,804	—	27,323	1,231,287
MFS Inflation-Adjusted Bond Fund	(6,245)	—	21,132	3,382,822
MFS International Growth Fund	10,734	—	—	449,026
MFS International Value Fund	9,841	—	—	444,228
MFS Limited Maturity Fund	(3,421)	—	63,895	5,981,318
MFS Mid Cap Growth Fund	5,545	—	—	1,169,629
MFS Mid Cap Value Fund	8,891	—	—	1,175,961
MFS New Discovery Fund	18,478	—	—	732,194
MFS Research Bond Fund	(9,403)	—	108,646	8,187,023
MFS Research Fund	(32,811)	—	—	3,067,085
MFS Research International Fund	(66,018)	—	—	1,171,289
MFS Value Fund	3,778	—	5,533	1,048,393

Total	$(61,052)	$—	$280,073	$34,742,829

4

MFS® Lifetime® 2020 Fund

7/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	532,477	$7,651,693
MFS Diversified Target Return Fund - Class I	93,767	782,955
MFS Emerging Markets Debt Fund - Class I	295,365	3,878,149
MFS Emerging Markets Equity Fund - Class I	8,889	220,528
MFS Global Real Estate Fund - Class I (a)	115,115	1,851,057
MFS Government Securities Fund - Class I	578,577	5,803,125
MFS High Income Fund - Class I	1,339,382	3,964,572
MFS Inflation-Adjusted Bond Fund - Class I	391,311	3,807,452
MFS International Growth Fund - Class I	134,655	2,763,121
MFS International New Discovery Fund - Class I	62,901	1,017,734
MFS International Value Fund - Class I	126,009	2,729,352
MFS Mid Cap Growth Fund - Class I (a)	954,411	5,974,614
MFS Mid Cap Value Fund - Class I	663,318	6,003,025
MFS New Discovery Fund - Class I (a)	165,637	2,686,629
MFS Research Bond Fund - Class I	1,009,159	9,768,660
MFS Research Fund - Class I	364,958	7,211,575
MFS Research International Fund - Class I	405,104	5,238,001
MFS Value Fund - Class I	404,752	7,641,725

Total Mutual Funds		$78,993,967

Repurchase Agreements – 0.1%
Goldman Sachs, 0.20%, dated 07/31/09, due 08/03/09, total to be received $57,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $58,140 in a jointly traded account)	$57,000	$57,000

Total Investments		$79,050,967

Other Assets, Less Liabilities – 0.1%		40,941

Net Assets – 100.0%		$79,091,908

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 07/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 07/31/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$57,000	$—	$57,000
Mutual Funds	78,993,967	—	—	78,993,967

TOTAL	$78,993,967	$57,000	$—	$79,050,967

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$86,364,538

Gross unrealized appreciation	$2,584,515
Gross unrealized depreciation	(9,898,086)

Net unrealized appreciation (depreciation)	$(7,313,571)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 07/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	$508,219	$24,389	$(131)	$532,477
MFS Diversified Target Return Fund	89,277	4,846	(356)	93,767
MFS Emerging Markets Debt Fund	277,080	21,790	(3,505)	295,365
MFS Emerging Markets Equity Fund	10,373	—	(1,484)	8,889
MFS Global Real Estate Fund	114,985	2,809	(2,679)	115,115
MFS Government Securities Fund	479,311	99,954	(688)	578,577
MFS High Income Fund	1,315,581	58,952	(35,151)	1,339,382
MFS Inflation-Adjusted Bond Fund	345,636	46,885	(1,210)	391,311
MFS International Growth Fund	140,564	489	(6,398)	134,655
MFS International New Discovery Fund	67,041	—	(4,140)	62,901
MFS International Value Fund	131,912	368	(6,271)	126,009
MFS Mid Cap Growth Fund	920,856	39,379	(5,824)	954,411
MFS Mid Cap Value Fund	642,830	24,223	(3,735)	663,318
MFS New Discovery Fund	165,365	4,896	(4,624)	165,637
MFS Research Bond Fund	912,796	105,984	(9,621)	1,009,159
MFS Research Fund	350,573	15,032	(647)	364,958
MFS Research International Fund	419,832	4,469	(19,197)	405,104
MFS Value Fund	398,269	9,817	(3,334)	404,752

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(980)	$—	$—	$7,651,693
MFS Diversified Target Return Fund	114	—	—	782,955
MFS Emerging Markets Debt Fund	490	—	56,257	3,878,149
MFS Emerging Markets Equity Fund	3,679	—	—	220,528
MFS Global Real Estate Fund	2,713	—	—	1,851,057
MFS Government Securities Fund	114	—	57,331	5,803,125
MFS High Income Fund	(38,581)	—	84,979	3,964,572
MFS Inflation-Adjusted Bond Fund	(225)	—	22,921	3,807,452
MFS International Growth Fund	11,299	—	—	2,763,121
MFS International New Discovery Fund	(49,881)	—	—	1,017,734
MFS International Value Fund	11,512	—	—	2,729,352
MFS Mid Cap Growth Fund	(28,168)	—	—	5,974,614
MFS Mid Cap Value Fund	(28,478)	—	—	6,003,025
MFS New Discovery Fund	5,737	—	—	2,686,629
MFS Research Bond Fund	(4,982)	—	126,314	9,768,660
MFS Research Fund	(5,366)	—	—	7,211,575
MFS Research International Fund	(156,504)	—	—	5,238,001
MFS Value Fund	(30,975)	—	39,128	7,641,725

	$(308,482)	$—	$386,930	$78,993,967

MFS® Lifetime® 2030 Fund

7/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.8%
MFS Core Growth Fund - Class I	442,130	$6,353,405
MFS Diversified Target Return Fund - Class I	25,359	211,748
MFS Emerging Markets Debt Fund - Class I	74,239	974,764
MFS Emerging Markets Equity Fund - Class I	33,114	821,553
MFS Global Real Estate Fund - Class I (a)	136,635	2,197,085
MFS High Income Fund - Class I	331,582	981,483
MFS Inflation-Adjusted Bond Fund - Class I	179,980	1,751,209
MFS International Growth Fund - Class I	156,046	3,202,072
MFS International New Discovery Fund - Class I	103,199	1,669,762
MFS International Value Fund - Class I	147,926	3,204,071
MFS Mid Cap Growth Fund - Class I (a)	831,172	5,203,138
MFS Mid Cap Value Fund - Class I	577,129	5,223,018
MFS New Discovery Fund - Class I (a)	146,315	2,373,234
MFS Research Bond Fund - Class I	181,736	1,759,201
MFS Research Fund - Class I	231,631	4,577,019
MFS Research International Fund - Class I	317,323	4,102,992
MFS Value Fund - Class I	337,358	6,369,323

Total Mutual Funds		$50,975,077

Repurchase Agreements – 0.3%
Goldman Sachs, 0.20%, dated 7/31/09, due 8/03/09, total to be received $171,003 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $174,420 in a jointly traded account)	$171,000	$171,000

Total Investments		$51,146,077

Other Assets, Less Liabilities – (0.1)%		(40,294)

Net Assets – 100.0%		$51,105,783

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$171,000	$—	$171,000
Mutual Funds	50,975,077	—	—	50,975,077

Total Investments	$50,975,077	$171,000	$—	$51,146,077

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$56,459,289

Gross unrealized appreciation	$2,053,345
Gross unrealized depreciation	(7,366,557)

Net unrealized appreciation (depreciation)	$(5,313,212)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	$394,106	$48,693	$(669)	$442,130
MFS Diversified Target Return Fund	21,818	3,546	(5)	25,359
MFS Emerging Markets Debt Fund	60,916	13,413	(90)	74,239
MFS Emerging Markets Equity Fund	34,040	675	(1,601)	33,114
MFS Global Real Estate Fund	133,241	7,559	(4,165)	136,635
MFS High Income Fund	289,246	42,893	(557)	331,582
MFS Inflation-Adjusted Bond Fund	143,736	36,440	(196)	179,980
MFS International Growth Fund	154,524	3,865	(2,343)	156,046
MFS International New Discovery Fund	104,186	2,333	(3,320)	103,199
MFS International Value Fund	144,576	5,153	(1,803)	147,926
MFS Mid Cap Growth Fund	771,916	64,601	(5,345)	831,172
MFS Mid Cap Value Fund	538,709	38,420	—	577,129
MFS New Discovery Fund	141,057	9,526	(4,268)	146,315
MFS Research Bond Fund	155,282	27,933	(1,479)	181,736
MFS Research Fund	213,597	18,249	(215)	231,631
MFS Research International Fund	310,837	11,036	(4,550)	317,323
MFS Value Fund	308,856	28,502	—	337,358

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(4,809)	$—	$—	$6,353,405
MFS Diversified Target Return Fund	(2)	—	—	211,748
MFS Emerging Markets Debt Fund	(2)	—	13,116	974,764
MFS Emerging Markets Equity Fund	5,182	—	—	821,553
MFS Global Real Estate Fund	4,115	—	—	2,197,085
MFS High Income Fund	(557)	—	19,651	981,483
MFS Inflation-Adjusted Bond Fund	(38)	—	9,945	1,751,209
MFS International Growth Fund	3,858	—	—	3,202,072
MFS International New Discovery Fund	(33,482)	—	—	1,669,762
MFS International Value Fund	3,201	—	—	3,204,071
MFS Mid Cap Growth Fund	(23,267)	—	—	5,203,138
MFS Mid Cap Value Fund	—	—	—	5,223,018
MFS New Discovery Fund	(28,397)	—	—	2,373,234
MFS Research Bond Fund	(759)	—	21,834	1,759,201
MFS Research Fund	(1,978)	—	—	4,577,019
MFS Research International Fund	(36,104)	—	—	4,102,992
MFS Value Fund	—	—	31,348	6,369,323

	$(113,039)	$—	$95,894	$50,975,077

3

MFS® Lifetime® 2040 Fund

7/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.7%
MFS Core Growth Fund - Class I	300,342	$4,315,920
MFS Emerging Markets Equity Fund - Class I	27,097	672,275
MFS Global Real Estate Fund - Class I (a)	105,018	1,688,696
MFS Inflation-Adjusted Bond Fund - Class I	85,477	831,691
MFS International Growth Fund - Class I	114,450	2,348,504
MFS International New Discovery Fund - Class I	83,176	1,345,788
MFS International Value Fund - Class I	108,439	2,348,797
MFS Mid Cap Growth Fund - Class I (a)	584,615	3,659,693
MFS Mid Cap Value Fund - Class I	405,369	3,668,589
MFS New Discovery Fund - Class I (a)	103,287	1,675,317
MFS Research Bond Fund - Class I	86,155	833,977
MFS Research Fund - Class I	151,818	2,999,930
MFS Research International Fund - Class I	207,698	2,685,541
MFS Value Fund - Class I	229,030	4,324,084

Total Mutual Funds		$33,398,802

Repurchase Agreements – 0.6%
Goldman Sachs, 0.20%, dated 07/31/09, due 08/03/09, total to be received $212,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $216,240 in a jointly traded account)	$212,000	$212,000

Total Investments		$33,610,802

Other Assets, Less Liabilities – (0.3)%		(106,779)

Net Assets – 100.0%		$33,504,023

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,398,802	$—	$—	$33,398,802
Short Term Securities	—	212,000	—	212,000

TOTAL	$33,398,802	$212,000	$—	$33,610,802

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$36,462,704

Gross unrealized appreciation	$1,395,373
Gross unrealized depreciation	(4,247,275)

Net unrealized appreciation (depreciation)	$(2,851,902)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	260,082	40,481	(221)	300,342
MFS Emerging Markets Equity Fund	27,028	1,222	(1,153)	27,097
MFS Global Real Estate Fund	98,060	10,313	(3,355)	105,018
MFS Inflation-Adjusted Bond Fund	67,617	20,129	(2,269)	85,477
MFS International Growth Fund	109,590	7,376	(2,516)	114,450
MFS International New Discovery Fund	80,504	4,742	(2,070)	83,176
MFS International Value Fund	102,819	8,492	(2,872)	108,439
MFS Mid Cap Growth Fund	526,880	58,582	(847)	584,615
MFS Mid Cap Value Fund	367,549	38,700	(880)	405,369
MFS New Discovery Fund	97,818	8,969	(3,500)	103,287
MFS Research Bond Fund	72,788	16,385	(3,018)	86,155
MFS Research Fund	136,623	15,367	(172)	151,818
MFS Research International Fund	198,424	15,327	(6,053)	207,698
MFS Value Fund	203,867	25,986	(823)	229,030

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	(1,602)	—	—	4,315,920
MFS Emerging Markets Equity Fund	2,986	—	—	672,275
MFS Global Real Estate Fund	1,502	—	—	1,688,696
MFS Inflation-Adjusted Bond Fund	(289)	—	4,727	831,691
MFS International Growth Fund	1,560	—	—	2,348,504
MFS International New Discovery Fund	(15,816)	—	—	1,345,788
MFS International Value Fund	1,474	—	—	2,348,797
MFS Mid Cap Growth Fund	(3,909)	—	—	3,659,693
MFS Mid Cap Value Fund	(5,162)	—	—	3,668,589
MFS New Discovery Fund	(21,987)	—	—	1,675,317
MFS Research Bond Fund	220	—	10,189	833,977
MFS Research Fund	(1,503)	—	—	2,999,930
MFS Research International Fund	(50,004)	—	—	2,685,541
MFS Value Fund	(9,099)	—	21,143	4,324,084

	$(101,629)	$—	$36,059	$33,398,802

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.